Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of Aggregate compensation of KMP
Aggregate compensation of KMP recorded as expenses in the consolidated statement of operations and comprehensive income (loss) during the year consisted of:

	Year ended
	December 31, 2022	December 31, 2021
Salary and short – term benefits	2,192	1,529
Stock-based compensation	3,129	2,616
Termination benefits	1,224	—

	6,545	4,145